Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Teekay Offshore is a related party of Teekay. As at December 31, 2017, Teekay has recorded $102.8 million in advances to Teekay Offshore and $37.2 million in advances from Teekay Offshore in current portion of loans to equity-accounted investees and advances from affiliates, respectively, on the consolidated balance sheets.

On March 31, 2018, Teekay Offshore entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million is provided by Teekay Parent and up to $100.0 million is provided by Brookfield. The facility is scheduled to mature in October 2019.

Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of Teekay Offshore’s commercial, technical, crew training, strategic, business development and administrative service needs. Revenues received by the Company for such related party transactions for the period from deconsolidation on September 25, 2017 to December 31, 2017 were $17.8 million. In connection with the Brookfield Transaction, Teekay transferred to Teekay Offshore certain of Teekay’s subsidiaries that provide certain of these services and certain related personnel, effective January 1, 2018.
During the fourth quarter of 2017, Teekay Offshore received $0.8 million in fees from the Company for technical services rendered to the Company's conventional tanker fleet. As at December 31, 2017, two shuttle tankers and three FSO units of Teekay Offshore were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay. Time-charter hire expense paid by the Company to Teekay Offshore for such related party transactions for the post-consolidation period were $14.3 million.
As at December 31, 2017, Resolute Investments, Ltd. (or Resolute) owned 31.9% (2016 – 37.1%, 2015 – 39.1%) of the Company’s outstanding Common Stock. One of the Company’s directors, C. Sean Day, is engaged as a consultant to Kattegat Limited, the parent company of Resolute, to oversee its investments, including those in the Teekay group of companies. Another of the Company’s directors, Bjorn Moller, is a director of Kattegat Limited.